Fees Summary	Dec. 31, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,779,000.00
Previously Paid Amount	0.00
Total Fee Amount	425.46
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457 (r)
Net Fee	$ 425.46
Narrative - Max Aggregate Offering Price	$ 2,779,000.00
Final Prospectus	true